Average Annual Total Returns - First Trust Germany AlphaDEX Fund	First Trust Germany AlphaDEX Fund 1 Year	First Trust Germany AlphaDEX Fund 5 Years	First Trust Germany AlphaDEX Fund Since Inception	First Trust Germany AlphaDEX Fund Inception Date	First Trust Germany AlphaDEX Fund After tax on distributions 1 Year	First Trust Germany AlphaDEX Fund After tax on distributions 5 Years	First Trust Germany AlphaDEX Fund After tax on distributions Since Inception	First Trust Germany AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Germany AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Germany AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	NASDAQ AlphaDEX® Germany Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ AlphaDEX® Germany Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ AlphaDEX® Germany Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ Germany Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ Germany Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ Germany Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI Germany Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Germany Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI Germany Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	17.90%	9.28%	8.19%	Feb. 14, 2012	17.19%	8.42%	7.40%	10.55%	6.89%	6.18%	18.34%	[1]	9.64%	[1]	[1]	12.19%	[1]	6.25%	[1]	[1]	11.55%	6.59%	6.86%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.